NOTICE DATED MARCH 20, 2026
To the annuity products listed throughout this Notice, issued by
Allianz Life Insurance Company of North America and Allianz Life Variable Account B, and
Allianz Life Insurance Company of New York and Allianz Life of NY Variable Account C
This Notice updates certain information contained in the statutory annuity prospectuses and should be kept with those prospectuses and retained for future reference.

On April 6, 2026, we will exercise our right to discontinue the Dollar Cost Averaging (DCA) Program for the following products. This program currently allows for transfers from one Investment Option to another.

ISSUED BY: Allianz Life Insurance Company of North America and Allianz Life Variable Account B
Allianz ValuemarkTM II Variable Annuity	Allianz ValuemarkTM III Variable Annuity	Allianz CharterTM Variable Annuity	Allianz DimensionsTM Variable Annuity
Allianz High FiveTM Variable Annuity	Allianz CharterTM II Variable Annuity	Allianz High FiveTM Bonus Variable Annuity	Allianz High FiveTM L Variable Annuity
Allianz EliteTM Variable Annuity	Allianz VisionTM Variable Annuity (Contracts issued on or prior to April 26, 2013)	Allianz ConnectionsTM Variable Annuity (Contracts issued on or prior to April 29, 2011)	Allianz Retirement ProTM Variable Annuity
Allianz ConnectionsTM Variable Annuity (Contracts issued from May 2, 2011 through April 26, 2013)	Allianz Retirement AdvantageTM Variable Annuity
ISSUED BY: Allianz Life Insurance Company of New York and Allianz Life of NY Variable Account C
Allianz CharterTM II New York Variable Annuity	Allianz High FiveTM New York Variable Annuity	Allianz VisionTM New York Variable Annuity (Contracts issued on or prior to April 26, 2013)	Allianz Retirement ProTM New York Variable Annuity
Allianz Retirement AdvantageTM New York Variable Annuity

For the following products, your prospectus previously included language that allowed Dollar Cost Averaging (DCA) transfers between Investment Options. On April 6, 2026, we will exercise our right to discontinue this program. However, the DCA Fixed Option — that allows for transfers from the general account to the Investment Options — will continue to be available to you.

ISSUED BY: Allianz Life Insurance Company of North America and Allianz Life Variable Account B
Allianz ValuemarkTM IV Variable Annuity	Allianz AlterityTM Variable Annuity	Allianz RewardsTM Variable Annuity
ISSUED BY: Allianz Life Insurance Company of New York and Allianz Life of NY Variable Account C
Allianz ValuemarkTM II New York Variable Annuity	Allianz ValuemarkTM IV New York Variable Annuity	Allianz AdvantageTM New York Variable Annuity	Allianz OpportunityTM New York Variable Annuity

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For the following products with Contract numbers starting with GA, GAZ, DA, or DAZ, the processing date for the automatic investment plan (AIP) is currently limited to the 20th of the month, unless that day is not a Business Day. Beginning April 6, 2026, the allowable processing dates for AIP will be expanded as follows.

You may request that AIP processing begin on any day from the 1st through the 28th of the month. We must receive your request to begin AIP in Good Order at least five Business Days before the date you want payments to start. If we receive your request in Good Order fewer than five Business Days before your selected start date, AIP will begin on the same date in the following month (or the next Business Day of that month, if your selected date is a non-Business Day).

If you do not select a date for payments to begin, AIP will start five Business Days after we receive your request in Good Order. However, AIP cannot begin on the 29th, 30th, or 31st of the month. If AIP would otherwise begin on one of those dates, payments will instead begin on the first Business Day of the next month.

To make changes to AIP for the current month, we must receive your request in Good Order before the end of the Business Day that is at least five Business Days before the scheduled AIP processing date.

ISSUED BY: Allianz Life Insurance Company of North America and Allianz Life Variable Account B
Allianz ValuemarkTM II Variable Annuity	Allianz ValuemarkTM III Variable Annuity	Allianz ValuemarkTM IV Variable Annuity	Allianz CharterTM Variable Annuity
Allianz AlterityTM Variable Annuity	Allianz RewardsTM Variable Annuity	Allianz High FiveTM Variable Annuity	Allianz CharterTM II Variable Annuity
Allianz High FiveTM Bonus Variable Annuity	Allianz High FiveTM L Variable Annuity	Allianz Custom IncomeTM Variable Annuity	Allianz VisionTM Variable Annuity (Contracts issued on or prior to April 26, 2013)
Allianz ConnectionsTM Variable Annuity (Contracts issued on or prior to April 29, 2011)	Allianz Retirement ProTM Variable Annuity	Allianz ConnectionsTM Variable Annuity (Contracts issued from May 2, 2011 through April 26, 2013)	Allianz Retirement AdvantageTM Variable Annuity
Allianz Index Advantage® Annuity
ISSUED BY: Allianz Life Insurance Company of New York and Allianz Life of NY Variable Account C
Allianz ValuemarkTM II New York Variable Annuity	Allianz ValuemarkTM IV New York Variable Annuity	Allianz AdvantageTM New York Variable Annuity	Allianz OpportunityTM New York Variable Annuity
Allianz CharterTM II New York Variable Annuity	Allianz High FiveTM New York Variable Annuity	Allianz VisionTM New York Variable Annuity (Contracts issued on or prior to April 26, 2013)	Allianz Retirement ProTM New York Variable Annuity
Allianz Retirement AdvantageTM New York Variable Annuity	Allianz Index Advantage® New York Annuity (Contracts issued before December 31, 2022)

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For the following products, the processing date for the flexible rebalancing program is currently limited to the 20th of the month, unless that day is not a Business Day. Beginning April 6, 2026, the allowable processing dates for flexible rebalancing transfers will be expanded as follows.

Flexible rebalancing will begin processing on the day of the month for your selected frequency that corresponds to the Business Day on which we receive your form in Good Order (or the following Business Day if we receive your form at or after the end of the Business Day). However, flexible rebalancing cannot begin on the 29th, 30th, or 31st of the month. If flexible rebalancing would otherwise begin on one of those dates based on when we receive your form, transfers will instead begin on the first Business Day of the next month.

To change or end this program, we must receive your request in Good Order before the end of the last Business Day immediately preceding the scheduled flexible rebalancing transfer in order for the update to take effect in the same month.

ISSUED BY: Allianz Life Insurance Company of North America and Allianz Life Variable Account B
Allianz ValuemarkTM II Variable Annuity	Allianz ValuemarkTM III Variable Annuity	Allianz ValuemarkTM IV Variable Annuity	Allianz CharterTM Variable Annuity
Allianz AlterityTM Variable Annuity	Allianz RewardsTM Variable Annuity	Allianz DimensionsTM Variable Annuity	Allianz High FiveTM Variable Annuity
Allianz CharterTM II Variable Annuity	Allianz High FiveTM Bonus Variable Annuity	Allianz High FiveTM L Variable Annuity	Allianz Custom IncomeTM Variable Annuity
Allianz EliteTM Variable Annuity	Allianz VisionTM Variable Annuity (Contracts issued on or prior to April 26, 2013)	Allianz ConnectionsTM Variable Annuity (Contracts issued on or prior to April 29, 2011)	Allianz Retirement ProTM Variable Annuity
Allianz ConnectionsTM Variable Annuity (Contracts issued from May 2, 2011 through April 26, 2013)	Allianz Retirement AdvantageTM Variable Annuity
ISSUED BY: Allianz Life Insurance Company of New York and Allianz Life of NY Variable Account C
Allianz ValuemarkTM II New York Variable Annuity	Allianz ValuemarkTM IV New York Variable Annuity	Allianz AdvantageTM New York Variable Annuity	Allianz OpportunityTM New York Variable Annuity
Allianz CharterTM II New York Variable Annuity	Allianz High FiveTM New York Variable Annuity	Allianz VisionTM New York Variable Annuity (Contracts issued on or prior to April 26, 2013)	Allianz Retirement ProTM New York Variable Annuity
Allianz Retirement AdvantageTM New York Variable Annuity

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For the following products with Contract numbers starting with GA, GAZ, DA, or DAZ, the processing date for systematic withdrawals is currently limited to the 9th of the month unless that day is not a Business Day. Beginning April 6, 2026, the allowable processing dates for systematic withdrawals will be expanded as follows.

You may request systematic withdrawals begin on any day from the 1st through the 28th of the month. If you select a specific payment start date and we do not receive your request in Good Order before the end of the Business Day on that date, systematic withdrawals will begin on your selected date in the following month (or the next Business Day if that day is a non-Business Day).

If you do not select a specific payment start date, payments will begin on the Business Day we receive your request in Good Order (or on the following Business Day if we receive your form at or after the end of the Business Day). However, systematic withdrawals cannot begin on the 29th, 30th, or 31st of the month. If you do not select a start date and systematic withdrawals would otherwise begin on one of those dates based on when we receive your request, payments will instead begin on the first Business Day of the next month.

ISSUED BY: Allianz Life Insurance Company of North America and Allianz Life Variable Account B
Allianz ValuemarkTM II Variable Annuity	Allianz ValuemarkTM III Variable Annuity	Allianz ValuemarkTM IV Variable Annuity	Allianz CharterTM Variable Annuity
Allianz AlterityTM Variable Annuity	Allianz RewardsTM Variable Annuity	Allianz DimensionsTM Variable Annuity	Allianz High FiveTM Variable Annuity
Allianz CharterTM II Variable Annuity	Allianz High FiveTM Bonus Variable Annuity	Allianz High FiveTM L Variable Annuity	Allianz Custom IncomeTM Variable Annuity
Allianz EliteTM Variable Annuity	Allianz VisionTM Variable Annuity (Contracts issued on or prior to April 26, 2013)	Allianz ConnectionsTM Variable Annuity (Contracts issued on or prior to April 29, 2011)	Allianz Retirement ProTM Variable Annuity
Allianz ConnectionsTM Variable Annuity (Contracts issued from May 2, 2011 through April 26, 2013)	Allianz Retirement AdvantageTM Variable Annuity	Allianz Index Advantage® Annuity
ISSUED BY: Allianz Life Insurance Company of New York and Allianz Life of NY Variable Account C
Allianz ValuemarkTM II New York Variable Annuity	Allianz ValuemarkTM IV New York Variable Annuity	Allianz AdvantageTM New York Variable Annuity	Allianz OpportunityTM New York Variable Annuity
Allianz CharterTM II New York Variable Annuity	Allianz High FiveTM New York Variable Annuity	Allianz VisionTM New York Variable Annuity (Contracts issued on or prior to April 26, 2013)	Allianz Retirement ProTM New York Variable Annuity
Allianz Retirement AdvantageTM New York Variable Annuity	Allianz Index Advantage® New York Annuity (Contracts issued before December 31, 2022)

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For the following products with Contract numbers starting with GA, GAZ, DA, or DAZ, the processing date for required minimum distribution (RMD) payments is currently limited to the 9th of the month unless that day is not a Business Day. Beginning April 6, 2026, the allowable processing dates for RMD payments will be expanded as follows.

RMD payments will begin processing on the day of the month for your selected frequency corresponding to the Business Day on which we receive your form in Good Order (or on the following Business Day if we receive the form at or after the end of the Business Day). However, RMD payments generally cannot begin on the 29th, 30th, or 31st of the month. If RMD payments would otherwise begin on one of those dates based on when we receive your form, payments will generally begin on the first Business Day of the next month.

To end this program, we must receive your written request in Good Order.

ISSUED BY: Allianz Life Insurance Company of North America and Allianz Life Variable Account B
Allianz ValuemarkTM II Variable Annuity	Allianz ValuemarkTM III Variable Annuity	Allianz ValuemarkTM IV Variable Annuity	Allianz CharterTM Variable Annuity
Allianz AlterityTM Variable Annuity	Allianz RewardsTM Variable Annuity	Allianz DimensionsTM Variable Annuity	Allianz High FiveTM Variable Annuity
Allianz CharterTM II Variable Annuity	Allianz High FiveTM Bonus Variable Annuity	Allianz High FiveTM L Variable Annuity	Allianz Custom IncomeTM Variable Annuity
Allianz EliteTM Variable Annuity	Allianz VisionTM Variable Annuity (Contracts issued on or prior to April 26, 2013)	Allianz ConnectionsTM Variable Annuity (Contracts issued on or prior to April 29, 2011)	Allianz Retirement ProTM Variable Annuity
Allianz ConnectionsTM Variable Annuity (Contracts issued from May 2, 2011 through April 26, 2013)	Allianz Retirement AdvantageTM Variable Annuity	Allianz Index Advantage® Annuity
ISSUED BY: Allianz Life Insurance Company of New York and Allianz Life of NY Variable Account C
Allianz ValuemarkTM II New York Variable Annuity	Allianz ValuemarkTM IV New York Variable Annuity	Allianz AdvantageTM New York Variable Annuity	Allianz OpportunityTM New York Variable Annuity
Allianz CharterTM II New York Variable Annuity	Allianz High FiveTM New York Variable Annuity	Allianz VisionTM New York Variable Annuity (Contracts issued on or prior to April 26, 2013)	Allianz Retirement ProTM New York Variable Annuity
Allianz Retirement AdvantageTM New York Variable Annuity	Allianz Index Advantage® New York Annuity (Contracts issued before December 31, 2022)

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This update applies to the following products that have Joint Owners and have Contract numbers starting with GA, GAZ, DA, or DAZ.

Currently, for withdrawals, we send one check payable to both Joint Owners and report taxes to both based on the older Joint Owner’s age. Beginning April 6, 2026, each Joint Owner will receive a separate check for half the withdrawal amount. We will also report taxes to each Joint Owner individually. Reporting taxes to each Joint Owner individually can create a difference in tax treatment if only one Joint Owner is under age 59½, as that Joint Owner may be subject to the 10% additional federal tax. Please consult a tax professional about the tax implications of taking withdrawals.

ISSUED BY: Allianz Life Insurance Company of North America and Allianz Life Variable Account B
Allianz ValuemarkTM II Variable Annuity	Allianz ValuemarkTM III Variable Annuity	Allianz ValuemarkTM IV Variable Annuity	Allianz CharterTM Variable Annuity
Allianz AlterityTM Variable Annuity	Allianz RewardsTM Variable Annuity	Allianz DimensionsTM Variable Annuity	Allianz High FiveTM Variable Annuity
Allianz CharterTM II Variable Annuity	Allianz High FiveTM Bonus Variable Annuity	Allianz High FiveTM L Variable Annuity	Allianz Custom IncomeTM Variable Annuity
Allianz EliteTM Variable Annuity	Allianz VisionTM Variable Annuity (Contracts issued on or prior to April 26, 2013)	Allianz ConnectionsTM Variable Annuity (Contracts issued on or prior to April 29, 2011)	Allianz Retirement ProTM Variable Annuity
Allianz ConnectionsTM Variable Annuity (Contracts issued from May 2, 2011 through April 26, 2013)	Allianz Retirement AdvantageTM Variable Annuity	Allianz Index Advantage® Annuity
ISSUED BY: Allianz Life Insurance Company of New York and Allianz Life of NY Variable Account C
Allianz ValuemarkTM II New York Variable Annuity	Allianz ValuemarkTM IV New York Variable Annuity	Allianz AdvantageTM New York Variable Annuity	Allianz OpportunityTM New York Variable Annuity
Allianz CharterTM II New York Variable Annuity	Allianz High FiveTM New York Variable Annuity	Allianz VisionTM New York Variable Annuity (Contracts issued on or prior to April 26, 2013)	Allianz Retirement ProTM New York Variable Annuity
Allianz Retirement AdvantageTM New York Variable Annuity	Allianz Index Advantage® New York Annuity (Contracts issued before December 31, 2022)

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This update applies to the following products that have Joint Owners and have Contract numbers starting with GA, GAZ, DA, or DAZ.

Currently, when Joint Owners are Payees for Annuity Payments, we send one check payable to both Joint Owners and report taxes to both based on the older Joint Owner’s age. Beginning April 6, 2026, for all existing fixed Annuity Payments (including GMIB Payments) and LIB Payments, and for any new fixed Annuity Payments or LIB Payments, each Joint Owner/Payee will receive a separate check for half the Annuity Payment, and we will report taxes to each Joint Owner individually. We will also report taxes individually when Joint Owners are not Payees.

We will not change the number of checks or the tax reporting for existing or new variable Annuity Payments to Joint Owner/Payees.

Reporting taxes to each Joint Owner individually can create a difference in tax treatment if only one Joint Owner is under age 59½, as that Joint Owner may be subject to the 10% additional federal tax. Please consult a tax professional about the tax implications of receiving Annuity Payments.

ISSUED BY: Allianz Life Insurance Company of North America and Allianz Life Variable Account B
Allianz ValuemarkTM II Variable Annuity	Allianz ValuemarkTM III Variable Annuity	Allianz ValuemarkTM IV Variable Annuity	Allianz CharterTM Variable Annuity
Allianz AlterityTM Variable Annuity	Allianz RewardsTM Variable Annuity	Allianz DimensionsTM Variable Annuity	Allianz High FiveTM Variable Annuity
Allianz CharterTM II Variable Annuity	Allianz High FiveTM Bonus Variable Annuity	Allianz High FiveTM L Variable Annuity	Allianz Custom IncomeTM Variable Annuity
Allianz EliteTM Variable Annuity	Allianz VisionTM Variable Annuity (Contracts issued on or prior to April 26, 2013)	Allianz ConnectionsTM Variable Annuity (Contracts issued on or prior to April 29, 2011)	Allianz Retirement ProTM Variable Annuity
Allianz ConnectionsTM Variable Annuity (Contracts issued from May 2, 2011 through April 26, 2013)	Allianz Retirement AdvantageTM Variable Annuity	Allianz Index Advantage® Annuity
ISSUED BY: Allianz Life Insurance Company of New York and Allianz Life of NY Variable Account C
Allianz ValuemarkTM II New York Variable Annuity	Allianz ValuemarkTM IV New York Variable Annuity	Allianz AdvantageTM New York Variable Annuity	Allianz OpportunityTM New York Variable Annuity
Allianz CharterTM II New York Variable Annuity	Allianz High FiveTM New York Variable Annuity	Allianz VisionTM New York Variable Annuity (Contracts issued on or prior to April 26, 2013)	Allianz Retirement ProTM New York Variable Annuity
Allianz Retirement AdvantageTM New York Variable Annuity	Allianz Index Advantage® New York Annuity (Contracts issued before December 31, 2022)

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For the following products with Contract numbers starting with GA, DA, or DAZ, beginning April 6, 2026, we will no longer assess the contract maintenance charge during the Annuity Phase1.

[1]	For Allianz EliteTM Variable Annuity the Annuity Phase is called the Payout Phase.

ISSUED BY: Allianz Life Insurance Company of North America and Allianz Life Variable Account B
Allianz ValuemarkTM II Variable Annuity	Allianz ValuemarkTM III Variable Annuity	Allianz ValuemarkTM IV Variable Annuity	Allianz CharterTM Variable Annuity
Allianz AlterityTM Variable Annuity	Allianz RewardsTM Variable Annuity	Allianz DimensionsTM Variable Annuity	Allianz High FiveTM Variable Annuity
Allianz CharterTM II Variable Annuity	Allianz High FiveTM Bonus Variable Annuity	Allianz High FiveTM L Variable Annuity	Allianz EliteTM Variable Annuity
Allianz VisionTM Variable Annuity (Contracts issued on or prior to April 26, 2013)	Allianz ConnectionsTM Variable Annuity (Contracts issued on or prior to April 29, 2011)	Allianz Retirement ProTM Variable Annuity	Allianz ConnectionsTM Variable Annuity (Contracts issued from May 2, 2011 through April 26, 2013)
Allianz Retirement AdvantageTM Variable Annuity	Allianz Index Advantage® Annuity
ISSUED BY: Allianz Life Insurance Company of New York and Allianz Life of NY Variable Account C
Allianz ValuemarkTM II New York Variable Annuity	Allianz ValuemarkTM IV New York Variable Annuity	Allianz AdvantageTM New York Variable Annuity	Allianz OpportunityTM New York Variable Annuity
Allianz CharterTM II New York Variable Annuity	Allianz High FiveTM New York Variable Annuity

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